Pension Plans and Retiree Benefits - Schedule of Significant Actuarial Assumptions Used in Measuring Net Benefit Plan Costs and Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit | Minimum
Significant actuarial assumptions used in measuring net benefit plan costs
Discount rate (percent)	2.50%	1.90%
Expected long-term rate of return on plan assets (percent)	2.83%	4.75%
Rate of compensation increase (percent)	2.50%	1.00%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate (percent)	5.05%	2.50%
Rate of compensation increase (percent)	2.50%	2.50%
Defined Benefit | Maximum
Significant actuarial assumptions used in measuring net benefit plan costs
Discount rate (percent)	5.05%	2.85%
Expected long-term rate of return on plan assets (percent)	6.50%	7.00%
Rate of compensation increase (percent)	4.00%	4.00%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate (percent)	5.60%	3.10%
Rate of compensation increase (percent)	4.00%	4.00%
Post-Retirement Benefits
Significant actuarial assumptions used in measuring benefit obligations
Rate of compensation increase (percent)	3.00%
Post-Retirement Benefits | Minimum
Significant actuarial assumptions used in measuring net benefit plan costs
Discount rate (percent)		2.50%
Expected long-term rate of return on plan assets (percent)	3.00%	3.37%
Rate of compensation increase (percent)		250.00%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate (percent)	5.30%
Post-Retirement Benefits | Maximum
Significant actuarial assumptions used in measuring net benefit plan costs
Discount rate (percent)	3.10%	3.10%
Expected long-term rate of return on plan assets (percent)	6.50%	7.00%
Rate of compensation increase (percent)	3.00%	3.00%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate (percent)	5.70%	3.10%
Rate of compensation increase (percent)		3.00%